Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Capital Trust
Entity Central Index Key	0000275309
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Advisor Stock Selector Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class Z
Trading Symbol	FZAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 6,652,483,611
Holdings Count | shares	2
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 14.6 Health Care 11.0 Consumer Discretionary 10.2 Communication Services 9.8 Industrials 8.5 Consumer Staples 6.3 Energy 3.6 Utilities 2.5 Real Estate 2.3 Materials 2.0 Common Stocks 99.6 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Canada 1.4 Taiwan 0.9 United Kingdom 0.7 China 0.4 Netherlands 0.4 Puerto Rico 0.3 Ireland 0.3 Belgium 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Taiwan - 0.9 United Kingdom - 0.7 China - 0.4 Netherlands - 0.4 Puerto Rico - 0.3 Ireland - 0.3 Belgium - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.9 NVIDIA Corp 6.5 Microsoft Corp 6.5 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 2.9 Exxon Mobil Corp 1.8 UnitedHealth Group Inc 1.7 Tesla Inc 1.3 Cisco Systems Inc 1.3 38.0
Fidelity Advisor Stock Selector Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class A
Trading Symbol	FMAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 6,652,483,611
Holdings Count | shares	2
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 14.6 Health Care 11.0 Consumer Discretionary 10.2 Communication Services 9.8 Industrials 8.5 Consumer Staples 6.3 Energy 3.6 Utilities 2.5 Real Estate 2.3 Materials 2.0 Common Stocks 99.6 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Canada 1.4 Taiwan 0.9 United Kingdom 0.7 China 0.4 Netherlands 0.4 Puerto Rico 0.3 Ireland 0.3 Belgium 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Taiwan - 0.9 United Kingdom - 0.7 China - 0.4 Netherlands - 0.4 Puerto Rico - 0.3 Ireland - 0.3 Belgium - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.9 NVIDIA Corp 6.5 Microsoft Corp 6.5 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 2.9 Exxon Mobil Corp 1.8 UnitedHealth Group Inc 1.7 Tesla Inc 1.3 Cisco Systems Inc 1.3 38.0
Fidelity Advisor Stock Selector Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class C
Trading Symbol	FLACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.54%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.54%
Net Assets	$ 6,652,483,611
Holdings Count | shares	2
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 14.6 Health Care 11.0 Consumer Discretionary 10.2 Communication Services 9.8 Industrials 8.5 Consumer Staples 6.3 Energy 3.6 Utilities 2.5 Real Estate 2.3 Materials 2.0 Common Stocks 99.6 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Canada 1.4 Taiwan 0.9 United Kingdom 0.7 China 0.4 Netherlands 0.4 Puerto Rico 0.3 Ireland 0.3 Belgium 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Taiwan - 0.9 United Kingdom - 0.7 China - 0.4 Netherlands - 0.4 Puerto Rico - 0.3 Ireland - 0.3 Belgium - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.9 NVIDIA Corp 6.5 Microsoft Corp 6.5 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 2.9 Exxon Mobil Corp 1.8 UnitedHealth Group Inc 1.7 Tesla Inc 1.3 Cisco Systems Inc 1.3 38.0
Fidelity Advisor Stock Selector Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class M
Trading Symbol	FSJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Net Assets	$ 6,652,483,611
Holdings Count | shares	2
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 14.6 Health Care 11.0 Consumer Discretionary 10.2 Communication Services 9.8 Industrials 8.5 Consumer Staples 6.3 Energy 3.6 Utilities 2.5 Real Estate 2.3 Materials 2.0 Common Stocks 99.6 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Canada 1.4 Taiwan 0.9 United Kingdom 0.7 China 0.4 Netherlands 0.4 Puerto Rico 0.3 Ireland 0.3 Belgium 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Taiwan - 0.9 United Kingdom - 0.7 China - 0.4 Netherlands - 0.4 Puerto Rico - 0.3 Ireland - 0.3 Belgium - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.9 NVIDIA Corp 6.5 Microsoft Corp 6.5 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 2.9 Exxon Mobil Corp 1.8 UnitedHealth Group Inc 1.7 Tesla Inc 1.3 Cisco Systems Inc 1.3 38.0
Fidelity Advisor Stock Selector Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity Advisor® Stock Selector Fund Class I
Trading Symbol	FBRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.54%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
Net Assets	$ 6,652,483,611
Holdings Count | shares	2
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 14.6 Health Care 11.0 Consumer Discretionary 10.2 Communication Services 9.8 Industrials 8.5 Consumer Staples 6.3 Energy 3.6 Utilities 2.5 Real Estate 2.3 Materials 2.0 Common Stocks 99.6 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Canada 1.4 Taiwan 0.9 United Kingdom 0.7 China 0.4 Netherlands 0.4 Puerto Rico 0.3 Ireland 0.3 Belgium 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Taiwan - 0.9 United Kingdom - 0.7 China - 0.4 Netherlands - 0.4 Puerto Rico - 0.3 Ireland - 0.3 Belgium - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.9 NVIDIA Corp 6.5 Microsoft Corp 6.5 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 2.9 Exxon Mobil Corp 1.8 UnitedHealth Group Inc 1.7 Tesla Inc 1.3 Cisco Systems Inc 1.3 38.0
Fidelity Stock Selector Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity® Stock Selector Fund Class K
Trading Symbol	FSSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 6,652,483,611
Holdings Count | shares	2
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 14.6 Health Care 11.0 Consumer Discretionary 10.2 Communication Services 9.8 Industrials 8.5 Consumer Staples 6.3 Energy 3.6 Utilities 2.5 Real Estate 2.3 Materials 2.0 Common Stocks 99.6 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Canada 1.4 Taiwan 0.9 United Kingdom 0.7 China 0.4 Netherlands 0.4 Puerto Rico 0.3 Ireland 0.3 Belgium 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Taiwan - 0.9 United Kingdom - 0.7 China - 0.4 Netherlands - 0.4 Puerto Rico - 0.3 Ireland - 0.3 Belgium - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.9 NVIDIA Corp 6.5 Microsoft Corp 6.5 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 2.9 Exxon Mobil Corp 1.8 UnitedHealth Group Inc 1.7 Tesla Inc 1.3 Cisco Systems Inc 1.3 38.0
Fidelity Stock Selector Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Fund
Class Name	Fidelity® Stock Selector Fund
Trading Symbol	FDSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Fund	$ 24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
Net Assets	$ 6,652,483,611
Holdings Count | shares	2
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,652,483,611
Number of Holdings	2
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 14.6 Health Care 11.0 Consumer Discretionary 10.2 Communication Services 9.8 Industrials 8.5 Consumer Staples 6.3 Energy 3.6 Utilities 2.5 Real Estate 2.3 Materials 2.0 Common Stocks 99.6 Preferred Stocks 0.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Canada 1.4 Taiwan 0.9 United Kingdom 0.7 China 0.4 Netherlands 0.4 Puerto Rico 0.3 Ireland 0.3 Belgium 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Taiwan - 0.9 United Kingdom - 0.7 China - 0.4 Netherlands - 0.4 Puerto Rico - 0.3 Ireland - 0.3 Belgium - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.9 NVIDIA Corp 6.5 Microsoft Corp 6.5 Amazon.com Inc 4.5 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 2.9 Exxon Mobil Corp 1.8 UnitedHealth Group Inc 1.7 Tesla Inc 1.3 Cisco Systems Inc 1.3 38.0